Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [abstract]
Summary of Intangible Assets

	Balance at 12/31/2018	Additions	Disposals	Transfers	Balance at 12/31/2019	Additions	Disposals	Transfers	Business Combination (i)	Balance at 12/31/2020

Cost
Goodwill - acquisition of subsidiaries	143,194	—	—	—	143,194	—	—	—	510,850	654,044
Customer relationship	99,428	—	(60)	—	99,368	4,300	—	—	51,433	155,101
Trademark use right	12,491	—	—	—	12,491	—	—	—	—	12,491
Trademarks and patents	1,704	28	—	—	1,732	7	—	—	1,989	3,728
Software	95,683	41,363	(25,000)	22,566	134,612	37,477	(11,899)	27,561	16,898	204,649
Licenses for use - payment arrangements	11,437	88	(7)	—	11,518	9,035	—	—	4,697	25,250
Exclusivity right	—	—	—	—	—	—	—	—	38,827	38,827
Software in progress	17,116	25,695	(213)	(22,566)	20,032	32,654	(190)	(27,561)	1,311	26,246
Right-of-use assets - Software	—	37,513	—	—	37,513	66,837	(37,513)	—	—	66,837
Others	726	—	(726)	—	—	—	—	—	—	—
	381,779	104,687	(26,006)	—	460,460	150,310	(49,602)	—	626,005	1,187,173
Amortization
Customer relationship	(26,571)	(10,582)	60	—	(37,093)	(13,450)	—	—	—	(50,543)
Trademark use right	(12,491)	—	—	—	(12,491)	—	—	—	—	(12,491)
Trademarks and patents	(113)	(335)	—	—	(448)	(345)	—	—	—	(793)
Software	(30,346)	(19,847)	23,678	—	(26,515)	(34,099)	9,438	—	(4,332)	(55,508)
Licenses for use - payment arrangements	(3,514)	(2,533)	1	—	(6,046)	(4,240)	—	—	(3,009)	(13,295)
Exclusivity right	—	—	—	—	—	(647)	—	—	—	(647)
Right-of-use assets - Software	—	(4,168)	—	—	(4,168)	(18,178)	8,336	—	—	(14,010)
Others	(1,087)	(182)	1,269	—	—	—	—	—	—	—
	(74,122)	(37,647)	25,008	—	(86,761)	(70,959)	17,774	—	(7,341)	(147,287)
Intangible assets, net	307,657	67,040	(998)	—	373,699	79,351	(31,828)	—	618,664	1,039,886

(i)	For more details about the business combination, please refer to Note 5.